Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	506,661,577.33	28,955
Yield Supplement Overcollateralization Amount 02/28/18	20,593,643.45	0
Receivables Balance 02/28/18	527,255,220.78	28,955
Principal Payments	20,748,658.75	813
Defaulted Receivables	1,819,439.82	95
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	19,425,812.83	0
Pool Balance at 03/31/18	485,261,309.38	28,047

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.95%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,359,922.48	482
Past Due 61-90 days	3,052,867.39	151
Past Due 91-120 days	694,030.00	41
Past Due 121+ days	0.00	0
Total	13,106,819.87	674

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	1,226,869.13
Aggregate Net Losses/(Gains) - March 2018	592,570.69
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.35%
Prior Net Losses Ratio	0.77%
Second Prior Net Losses Ratio	1.77%
Third Prior Net Losses Ratio	2.73%
Four Month Average	1.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.67%

Overcollateralization Target Amount	21,836,758.92
Actual Overcollateralization	21,836,758.92
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	5.99%
Weighted Average Remaining Term	48.72

Flow of Funds	$ Amount

Collections	23,629,454.55
Investment Earnings on Cash Accounts	43,757.88
Servicing Fee	(439,379.35)
Transfer to Collection Account	0.00
Available Funds	23,233,833.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	497,599.49
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,437,255.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	2,261,479.95
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	23,233,833.08

Servicing Fee	439,379.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 03/15/18	483,861,806.35
Principal Paid	20,437,255.89
Note Balance @ 04/16/18	463,424,550.46

Class A-1
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2
Note Balance @ 03/15/18	58,371,806.35
Principal Paid	20,437,255.89
Note Balance @ 04/16/18	37,934,550.46
Note Factor @ 04/16/18	11.7081946%

Class A-3
Note Balance @ 03/15/18	324,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	324,000,000.00
Note Factor @ 04/16/18	100.0000000%

Class A-4
Note Balance @ 03/15/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	75,480,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	26,010,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	535,097.24
Total Principal Paid	20,437,255.89
Total Paid	20,972,353.13

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	53,507.49
Principal Paid	20,437,255.89
Total Paid to A-2 Holders	20,490,763.38

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5683515
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.7073531
Total Distribution Amount	22.2757046

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1651466
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.0779503
Total A-2 Distribution Amount	63.2430969

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/18	17,665,287.00
Investment Earnings	19,559.40
Investment Earnings Paid	(19,559.40)
Deposit/(Withdrawal)	2,261,479.95
Balance as of 04/16/18	19,926,766.95
Change	2,261,479.95

Total Reserve Amount	19,926,766.95